Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Assets arising from insurance contracts	€ 192	€ 210	[1]	€ 239
Banco Santander S.A.
Disclosure of types of insurance contracts [line items]
Assets arising from insurance contracts	€ 192	€ 210		€ 239

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).